STOCKHOLDERS' EQUITY (Details) (USD $)	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended	1 Months Ended								12 Months Ended	1 Months Ended									12 Months Ended	1 Months Ended					3 Months Ended	12 Months Ended	1 Months Ended		43 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended				13 Months Ended	19 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended							2 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Nov. 30, 2007	Dec. 31, 2008	Jan. 31, 2008	Jul. 31, 2013	Apr. 30, 2008	Oct. 31, 2013	Jan. 31, 2013	Jan. 31, 2014	May 31, 2010	Jan. 31, 2009	Dec. 31, 2009	Feb. 28, 2009	May 31, 2014	Jun. 30, 2009	Jul. 31, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Feb. 29, 2012	Apr. 30, 2010	Dec. 31, 2010	Sep. 30, 2013	Mar. 31, 2013	Aug. 30, 2012	Sep. 30, 2011	Jan. 31, 2012	Aug. 31, 2014	Dec. 31, 2011	Jan. 31, 2011	May 31, 2011	Dec. 31, 2014	Aug. 30, 2013	Aug. 30, 2011	Aug. 31, 2011	Dec. 31, 2012	Feb. 28, 2014	Aug. 31, 2012	Dec. 31, 2013	May 31, 2013	Jun. 30, 2014	Dec. 31, 2014	Aug. 31, 2013	Jan. 31, 2015	Jan. 31, 2010	Jan. 02, 2015	Mar. 31, 2015	Feb. 28, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Apr. 30, 2015	Feb. 28, 2015	Aug. 21, 2014
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	$ 20,000,000	$ 20,000,000
Term of agreement with institutional investor	30 months	30 months
Share issued, value		16,862	212,156
Pricing model used in calculation of grant-date fair value	Black-Scholes
November 2007 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance					1,752,000	750,000
Purchase price of options issued					$ 0.72
Expiration period					5 years
Option granted, number of shares vesting in installments					146,000
Shares rescinded/forfeited						125,000
Stock option expense				245,082
Common stock available for issuance before August 21, 2014																																																										8,000,000
Common stock available for issuance																																																										10,000,000
January 2008 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance							100,000
Purchase price of options issued							$ 0.72
Option granted, number of shares vesting in installments							25,000
Stock option expense				21,462
Vesting immediately							25,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance									600,000
Expiration period								5 years
Stock option expense		24,257	24,658
Exercise price of warrants								$ 0.90	$ 0.73
Fair value of warrant								48,915	976,193
Consulting expense						976,193
Frequency of vesting installments								with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant
Vesting period								12 months
Number of common shares that can be purchased through warrant								100,000
Stock outstanding		100,000																																	100,000										100,000							100,000
Warrant agreement amendment [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance											400,000
Shares rescinded/forfeited											200,000
Exercise price of warrants											$ 0.73
Shares Expired										400,000
Warrant expiration date											Oct. 31, 2013
January 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period														5 years
Stock option expense															13,136
Option granted, shares (upper limit)														25,000
Option granted, purchase price														$ 0.25
Option granted, value														13,136
Proceeds from issuance of common stock and warrants												2,500	3,750
Number of shares purchased												10,000	15,000
Exercise of options, shares												10,000
February 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																5 years
Stock option expense														9,583
Option granted, shares (upper limit)																25,000
Option granted, purchase price																$ 0.45
Option granted, value																9,583
Proceeds from issuance of common stock and warrants			11,250
June 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																		5 years
Stock option expense															21,085
Option granted, shares (upper limit)																		25,000
Option granted, purchase price																		$ 0.34
Option granted, value																		21,085
Proceeds from issuance of common stock and warrants																	8,500
Number of shares purchased																	25,000
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Expiration period																		5 years	5 years
Option granted, number of shares vesting in installments																		23,200	8,337
Stock option expense		32,050													177,883										213,459
Vesting immediately																		46,400	8,333
Exercise price of warrants																		$ 0.34	$ 0.95
Fair value of warrant																		391,342	63,576
Proceeds from issuance of common stock and warrants																				56,580	86,250	6,900	6,900	3,450
Number of shares purchased																				164,000	250,000	20,000	20,000	10,000
Frequency of vesting installments																		monthly
Vesting period																		18 months	12 months
Number of common shares that can be purchased through warrant																		464,000	100,000
Warrants outstanding		100,000																		164,000															100,000									164,000	100,000							100,000
2010 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Exercise price of warrants																									$ 1.25
Shares Expired																						143,750				178,750
Proceeds from issuance of common stock and warrants																									1,500,000		15,625
Stock issued to purchase common stock, warrants and monetary compensation																									1,500,000
Number of shares purchased																									12,500
Number of units offered (upper limit)																									30
Price per unit																									$ 50,000
Warrant expiration extention																											3 months	6 months	1 year
Warrant expiration date, number of shares																											335,000
Warrant expiration date																											Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2012
Warrant expiration date, transaction two																											Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
2010 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of shares purchased																									156,250
Warrant expiration date																									Sep. 30, 2011
2010 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of shares purchased																									218,750
Warrant expiration date																									Dec. 31, 2011
Common Stock [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants																														50,000
Number of shares purchased																									375,000		12,500			40,000
Units [Member]
Equity Issuance [Line Items]
Price per unit																																$ 250,000
Number of shares comprising unit																									50,000						67,000
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																125,000
Exercise price of warrants																															1.00																								$ 1.00
Number of common shares that can be purchased through warrant																															33,500																								33,500
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																125,000
Exercise price of warrants																															1.25																								$ 1.25
Number of common shares that can be purchased through warrant																															33,500																								33,500
Warrant Transaction for Legal Services [Member]
Equity Issuance [Line Items]
Expiration period																																	3 years
Stock option expense																																10,453
Exercise price of warrants																																	$ 1.25
Fair value of warrant																																	10,453
Exercise of options, shares												10,000
Number of common shares that can be purchased through warrant																																	10,000
Institutional Investor one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants			1,800,000																																6,849,998
Number of shares purchased			1,628,386																																5,352,671
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)																																		20,000,000
Common stock issued to institutional investor as commitment fee, shares			27,153																															150,830	103,330
Common stock issued to institutional investor as commitment fee			34,274																															162,896	168,556
Common stock reserved for additional commitment fees to the institutional investor																																		301,659	198,329
August 2011 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																					5 years
Option granted, number of shares vesting in installments																																					12,500
Shares rescinded/forfeited										49,150																										62,500
Stock option expense			13,531																													17,204							41,156
Option granted, shares (upper limit)																																					150,000
Option granted, purchase price																																					$ 1.01
Option granted, value																																					123,241
Proceeds from issuance of common stock and warrants										38,734
Frequency of vesting installments																																						Quarterly
Vesting period																																					3 years
Beginning date of shares vesting																																						Nov. 01, 2011
Exercise of options, shares										38,350
2011 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants																																1,000,000
Number of units offered (upper limit)																																4
Share issued, shares																																1,000,000
Number of common shares that can be purchased through warrant																																1,000,000
2011 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																$ 1.00
Shares Expired																										500,000
2011 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants																																$ 1.25
Shares Expired																										500,000
August 2012 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																									5 years
Option granted, number of shares vesting in installments																																									12,500
Shares rescinded/forfeited																	75,000																							25,000
Stock option expense		3,012	37,242																																				15,611
Option granted, shares (upper limit)																																									100,000
Option granted, purchase price																																									$ 0.925
Option granted, value																																									74,486
Frequency of vesting installments																																									Every 3 months
August 2012 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																																									5 years
Option granted, number of shares vesting in installments																																									6,250
Shares rescinded/forfeited										18,750																															31,250
Stock option expense																																							7,137
Option granted, shares (upper limit)																																									50,000
Option granted, purchase price																																									$ 0.93
Option granted, value																																									37,486
Frequency of vesting installments																																									Every three months
Stock option expense, net of forfeiture			6,920
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																											10 years
Option granted, number of shares vesting in installments																											9,375
Stock option expense		40,539	33,986
Option granted, shares (upper limit)																											75,000
Option granted, purchase price																											$ 1.16
Option granted, value																											81,076
Frequency of vesting installments																											Quarterly
Stock outstanding		75,000																																	75,000										75,000							75,000
May 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																											10 years
Option granted, number of shares vesting in installments																																											1,250
Shares rescinded/forfeited																					2,500																					7,500
Stock option expense		0	2,394
Option granted, shares (upper limit)																																											10,000
Option granted, purchase price																																											$ 1.03
Option granted, value																																											9,574
Frequency of vesting installments																																											Quarterly
May 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																																											10 years
Option granted, number of shares vesting in installments																																											25,000
Stock option expense		20,425	60,399
Option granted, shares (upper limit)																																											100,000
Option granted, purchase price																																											$ 1.00
Option granted, value																																											80,824
Stock outstanding		100,000																																	100,000										100,000							100,000
Institutional Investor [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants		1,036,148	478,500																																									1,514,647	1,514,647
Number of shares purchased		1,063,648	500,000																																									1,563,648	1,563,648
Common stock issued to institutional investor as commitment fee, shares		15,630	7,642																			200,000																						23,272	23,272
Common stock issued to institutional investor as commitment fee		16,862	7,882																			170,000																						24,745	24,745
Common stock reserved for additional commitment fees to the institutional investor																						400,000																						376,728	376,728
August 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																																														10 years
Stock option expense			17,852
Option granted, shares (upper limit)																																														25,000
Option granted, purchase price																																														$ 0.84
Option granted, value																																														17,852
Stock outstanding		25,000																																	25,000										25,000							25,000
Director one [Member]
Equity Issuance [Line Items]
Expiration period																																														10 years
Option granted, number of shares vesting in installments																																														10,000
Stock option expense		7,219	28,485
Vesting immediately																																														20,000
Option granted, shares (upper limit)																																														50,000
Option granted, purchase price																																														$ 0.84
Option granted, value																																														35,704
Frequency of vesting installments																																														Quarterly
Beginning date of shares vesting																																														Oct. 01, 2013
Stock outstanding		50,000																																	50,000										50,000							50,000
New Director Two [Member]
Equity Issuance [Line Items]
Expiration period										10 years
Option granted, number of shares vesting in installments										50,000
Stock option expense		43,527	50,801
Option granted, shares (upper limit)										200,000
Option granted, purchase price										0.93
Option granted, value										174,106
Frequency of vesting installments										Annual
Beginning date of shares vesting										Nov. 01, 2013
Stock outstanding		200,000																																	200,000										200,000							200,000
Senior Advisor [Member]
Equity Issuance [Line Items]
Expiration period	5 years																																									5 years
Option granted, number of shares vesting in installments	7,500																																									7,500
Stock option expense	11,997	53,313	0
Vesting immediately	25,000																																									25,000
Exercise price of warrants	$ 0.77		$ 0.715																																							0.715								$ 0.77
Fair value of warrant	48,656		53,313																																							53,313								48,656
Frequency of vesting installments	monthly																																									Monthly
Vesting period	10 months																																									10 months
Number of common shares that can be purchased through warrant	100,000	100,000	100,000																																100,000							100,000			100,000					100,000		100,000
March 2014 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Option granted, number of shares vesting in installments																					3,750
Stock option expense		10,100
Option granted, shares (upper limit)																					30,000
Option granted, purchase price																					$ 0.92
Option granted, value																					23,304
Frequency of vesting installments																					Quarterly
Stock outstanding		30,000																																	30,000										30,000							30,000
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Option granted, number of shares vesting in installments																					9,375
Stock option expense		24,829
Option granted, shares (upper limit)																					75,000
Option granted, purchase price																					$ 0.92
Option granted, value																					58,384
Frequency of vesting installments																					Quarterly
Stock outstanding		75,000																																	75,000										75,000							75,000
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Option granted, number of shares vesting in installments																					6,250
Stock option expense		16,164
Option granted, shares (upper limit)																					50,000
Option granted, purchase price																					$ 0.92
Option granted, value																					38,922
Frequency of vesting installments																					Quarterly
Stock outstanding		50,000																																	50,000										50,000							50,000
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Option granted, number of shares vesting in installments																					15,625
Stock option expense		47,975
Option granted, shares (upper limit)																					125,000
Option granted, purchase price																					$ 0.92
Option granted, value																					96,211
Frequency of vesting installments																					Quarterly
Beginning date of shares vesting																					Apr. 01, 2014
Stock outstanding		125,000																																	125,000										125,000							125,000
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Option granted, number of shares vesting in installments																					7,500
Stock option expense		22,162
Option granted, shares (upper limit)																					30,000
Option granted, purchase price																					$ 0.92
Option granted, value																					22,222
Frequency of vesting installments																					Quarterly
Stock outstanding		30,000																																	30,000										30,000							30,000
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Expiration period																					10 years
Option granted, number of shares vesting in installments																					10,000
Stock option expense		29,550
Option granted, shares (upper limit)																					40,000
Option granted, purchase price																					$ 0.92
Option granted, value																					29,630
Frequency of vesting installments																					Quarterly
Beginning date of shares vesting																					Apr. 01, 2014
Stock outstanding		40,000																																	40,000										40,000							40,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period																					5 years
Option granted, number of shares vesting in installments																					7,500
Shares rescinded/forfeited				22,500
Stock option expense		39,061
Vesting immediately																					25,000
Exercise price of warrants																					$ 0.92
Fair value of warrant																					66,936
Frequency of vesting installments																					Monthly
Beginning date of shares vesting																					Apr. 01, 2014
Number of common shares that can be purchased through warrant																					100,000
Stock outstanding		77,500																																	77,500										77,500							77,500
Option granted, total number of shares vesting in installments																					75,000
New Director [Member]
Equity Issuance [Line Items]
Expiration period																	10 years
Option granted, number of shares vesting in installments																	50,000
Stock option expense		50,264
Vesting immediately																	50,000
Option granted, shares (upper limit)																	200,000
Option granted, purchase price																	$ 0.763
Option granted, value																	122,515
Frequency of vesting installments																	Annually
Stock outstanding		200,000																																	200,000										200,000							200,000
New Director [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Expiration period																									5 years
Option granted, number of shares vesting in installments																									162,500
Stock option expense																									580,167							306,765
Vesting immediately																									162,500							487,500
Exercise price of warrants																									$ 1.51
Fair value of warrant																									1,188,000
Shares Expired																																															(487,500)
Frequency of vesting installments																									annual
Vesting period																									3 years
Number of common shares that can be purchased through warrant																									650,000							650,000
New Director One [Member]
Equity Issuance [Line Items]
Expiration period																																																5 years
Option granted, number of shares vesting in installments																																																162,500
Stock option expense																									580,167							306,765
Vesting immediately																																																162,500
Exercise price of warrants																																																$ 1.51
Fair value of warrant																																																1,188,000
Shares Expired																																(487,500)
Vesting period																																																3 years
Number of common shares that can be purchased through warrant																																																650,000
New Director One [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Shares Expired																																																	(487,500)
Common Stock and Warrants [Member]
Equity Issuance [Line Items]
Expiration period																			5 years	5 years
Proceeds from issuance of common stock and warrants																															3,140,000
Number of units offered (upper limit)																															60
Price per unit																															50,000
Share issued, shares																															4,207,600
Number of common shares that can be purchased through warrant																															4,207,600																								4,207,600
Common Stock and Warrants [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants		$ 1.00																																	$ 1.00										$ 1.00							$ 1.00
Number of common shares that can be purchased through warrant		2,103,800																																	2,103,800										2,103,800							2,103,800
Common Stock and Warrants [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants		$ 1.25																																	$ 1.25										$ 1.25							$ 1.25
Number of common shares that can be purchased through warrant		2,103,800																																	2,103,800										2,103,800							2,103,800
Director Serving on Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense	6,000	14,000
Share issued, shares				2,408															2,081	2,371																											2,524			2,316	2,576	2,487	2,322	2,121	1,897
Share issued, value				2,000															2,000	2,000																											2,000			2,000	2,000	2,000	2,000	2,000	2,000
Director Serving on Operations Committee [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Share issued, shares																																															2,524				2,576					2,295
Share issued, value																																																								2,000	4,000
Common stock for investor relations services [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services																																															6,250			6,250	6,250	6,250	6,250
Fair value of common stock issued for investor relations services																																															5,062			5,250	4,938	5,063	5,437
Investor relations expense	15,250	10,500
Common stock for investor relations services [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services																																															6,250			6,250	6,250					6,250
Fair value of common stock issued for investor relations services																																															5,056			5,250	4,938					5,438
January 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period	10 years
Option granted, number of shares vesting in installments	7,500
Stock option expense	7,322
Vesting immediately	7,500
Option granted, shares (upper limit)	15,000
Option granted, purchase price	$ 0.77
Option granted, value	7,362
Vesting period	3 months
Stock outstanding	15,000																																																	15,000
Five Independent Directors [Member]
Equity Issuance [Line Items]
Expiration period	10 years											10 years
Option granted, number of shares vesting in installments	10,000											10,000
Stock option expense	73,815	117,760
Vesting immediately	20,000											20,000
Option granted, shares (upper limit)	50,000											50,000
Option granted, purchase price	$ 0.80											$ 0.715
Option granted, value	24,901											29,440
Frequency of vesting installments	quarterly											Quarterly
Beginning date of shares vesting	Apr. 01, 2015											Apr. 01, 2014
Stock outstanding	250,000	200,000																																	200,000										200,000					250,000		200,000
March 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period	10 years
Stock option expense	1,231
Option granted, shares (upper limit)	2,500
Option granted, purchase price	$ 0.80
Option granted, value	$ 1,231
Stock outstanding	2,500																																																	2,500